SCHEDULE OF CONSOLIDATED STATEMENTS OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total net revenue	$ 126,526,546	$ 85,266,306	$ 83,668,441
Net (loss) income	(237,479,773)	(12,689,785)	(13,258,029)
Net cash used in operating activities	(15,686,123)	(16,542,944)	(5,153,989)
Net cash used in investing activities	(917,572)	(4,959,223)	2,170,529
Net cash provided by financing activities	13,611,347	23,458,121	$ 1,364,459
VIE and VIE’s Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total net revenue	4,943,778	2,047,005
Net (loss) income	177,738	(1,790,687)
Net cash used in operating activities	(10,080)	(958,084)
Net cash used in investing activities
Net cash provided by financing activities	$ 12,522